UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
New York Tax-Free Income Fund

Annual Report
5.31.12

A look at performance

Total returns for the period ended May 31, 2012

									Tax
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-12	5-31-12	5-31-12

Class A	6.71	4.28	4.35	6.71	23.33	53.11	2.17	2.03	3.66

Class B	5.90	4.17	4.26	5.90	22.68	51.77	1.54	1.44	2.60

Class C	9.90	4.51	4.10	9.90	24.69	49.51	1.53	1.43	2.58

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.92	1.67	1.67
Gross (%)	1.07	1.77	1.77

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	New York Tax-Free Income Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	5-31-02	$15,177	$15,177	$16,922

Class C3	5-31-02	14,951	14,951	16,922

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 35% and a state tax rate of 8.82%. Share classes will differ due to varying fund expenses.

3 No contingent deferred sales charge is applicable.

Annual report | New York Tax-Free Income Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Many municipal bonds posted double-digit gains for the 12 months ended May 31, 2012, thanks to favorable supply and demand dynamics in the municipal market. Demand for municipal bonds returned to normal after declining in late 2010 and early 2011, while modest new issuance and increased early redemptions reduced the outstanding supply of municipal bonds. Another factor contributing to the strong performance of municipal bonds was lower volatility compared with other segments of the financial markets, which attracted investors given uneven economic growth in the U.S. and sovereign debt problems in Europe. Long-term (more than 20 years) municipal bonds generated the best returns, while lower-rated municipal bonds outperformed higher-quality securities. The state of New York experienced some dips in tax revenues over the past year amid continued weakness in the financial sector. However, the budget restructuring undertaken by the governor and the state legislature helped the state make meaningful progress toward eliminating its budget deficit.

For the year ended May 31, 2012, John Hancock New York Tax-Free Income Fund’s Class A shares posted a total return of 11.71%, excluding sales charges. By comparison, Morningstar, Inc.’s muni New York long fund category produced an average return of 11.35%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 10.40%. The Fund took on more interest-rate sensitivity during the period as we increased the Fund’s holdings of longer-term bonds and saw some of the Fund’s shorter-term securities redeemed. This shift in positioning contributed favorably to results as long-term bonds outperformed. The Fund also benefited from its exposure to lower-rated credits — bonds rated A or lower attracted growing investor demand as municipal bond yields remained low on an absolute basis. The Fund’s holdings of lower-grade industrial development bonds also provided a boost to Fund performance.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Investments focused on one sector may fluctuate more widely than investments across various sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

If the Fund invests heavily in any one state or region, performance could be affected by factors particular to that state or region.

8	New York Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2011 with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,073.30	$4.82

Class B	1,000.00	1,068.40	8.69

Class C	1,000.00	1,068.40	8.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | New York Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2011, with the same investment held until May 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,020.40	$4.70

Class B	1,000.00	1,016.60	8.47

Class C	1,000.00	1,016.60	8.47

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.93%, 1.68% and 1.68% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one half year period).

10	New York Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings (29.9% of Net Assets on 5-31-12)[1,2]

Oneida County Industrial Development Agency, Zero Coupon, 7-1-29			4.0%

New York State Dormitory Authority, 5.500%, 5-15-19			3.7%

Puerto Rico Sales Tax Financing Corp., Zero Coupon, 8-1-32			3.2%

Triborough Bridge & Tunnel Authority, 6.125%, 1-1-21			3.1%

Metropolitan Transportation Authority, 5.000%, 11-15-34			3.0%

New York City Municipal Water Finance Authority, Zero Coupon, 6-15-20			2.7%

Long Island Power Authority, 5.750%, 4-1-39			2.7%

New York State Dormitory Authority, 5.000%, 7-1-42			2.6%

Upper Mohawk Valley Regional Water Finance Authority, Zero Coupon, 4-1-22			2.6%

Port Authority of New York & New Jersey, 6.750%, 10-1-19			2.3%

Sector Composition[1,3]

General Obligation Bonds	4.4%	Airport	7.2%

Revenue Bonds		Transportation	4.9%

Education	16.9%	Facilities	1.7%

Water & Sewer	11.5%	Tobacco	1.5%

Development	9.2%	Pollution	1.3%

Health Care	8.1%	Other Revenue	22.7%

Utilities	7.9%	Short-Term Investments & Other	2.7%

Quality Composition[1,4]

AAA	5.3%

AA	40.1%

A	25.5%

BBB	17.8%

BB	4.3%

B	1.3%

Not Rated	3.0%

Short-Term Investments & Other	2.7%

1 As a percentage of net assets on 5-31-12.

2 Cash and cash equivalents not included.

3 Investments focused on one sector may fluctuate more widely than investments across various sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | New York Tax-Free Income Fund	11

Fund’s investments

As of 5-31-12

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 97.3%				$62,538,759

(Cost $56,176,666)

New York 84.8%				54,495,686

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	$1,000,000	1,126,660

Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07-01-40	1,000,000	947,140

City of New York, Series D-1	5.000	10-01-36	1,000,000	1,127,850

City of New York, Series E-1	6.250	10-15-28	500,000	627,550

Herkimer County Industrial
Development Agency
Flots Adult Home, Series A	5.500	03-20-40	960,000	1,077,301

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	1,000,000	1,151,330

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,731,045

Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05-01-33	1,000,000	1,199,230

Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11-15-28	1,000,000	1,135,540

Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11-15-34	1,750,000	1,951,303

Monroe County Industrial Development Corp.,
Series A	5.000	07-01-41	1,000,000	1,099,480

Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01-01-16	1,000,000	1,026,110

New York City Industrial Development Agency
Airis JFK I LLC Project, Series A AMT	5.500	07-01-28	1,000,000	961,470

New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration
Partners AMT	5.650	10-01-28	1,000,000	854,980

New York City Industrial Development Agency
Lycee Francais De NY Project, Series A (D)	5.375	06-01-23	1,000,000	1,021,830

New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11-01-27	1,000,000	1,067,830

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-21	1,000,000	1,071,300

New York City Municipal Water
Finance Authority
Water Revenue, Series A	5.750	06-15-40	1,000,000	1,207,070

12	New York Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

New York City Municipal Water
Finance Authority
Water Revenue, Series D (Z)	Zero	06-15-20	$2,000,000	$1,747,080

New York City Municipal Water
Finance Authority
Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,098,090

New York City Municipal Water
Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	1,000,000	1,098,740

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	1,000,000	1,142,650

New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,087,890

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-44	500,000	540,670

New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,103,730

New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04-01-17	1,225,000	1,446,223

New York State Dormitory Authority
Series B	5.000	07-01-42	1,500,000	1,697,910

New York State Dormitory Authority
General Purpose, Series E	5.000	02-15-35	1,000,000	1,137,380

New York State Dormitory Authority
Miriam Osborn Memorial Home Association,
Series B (D)	6.875	07-01-25	750,000	751,290

New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07-01-39	1,000,000	1,085,460

New York State Dormitory Authority
North Shore Long Island Jewish Group,
Series A	5.000	05-01-41	1,000,000	1,074,350

New York State Dormitory Authority
Orange Regional Medical Center	6.125	12-01-29	750,000	814,073

New York State Dormitory Authority
Rockefeller University, Series A	5.000	07-01-37	1,000,000	1,159,670

New York State Dormitory Authority
Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,128,810

New York State Dormitory Authority
State University Educational Facilities,
Series A (D)	5.250	05-15-15	1,000,000	1,093,170

New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05-15-19	2,000,000	2,400,060

New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06-15-34	1,000,000	1,171,430

Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	Zero	07-01-29	5,330,000	2,596,030

Onondaga County Industrial Development
Agency AMT	6.125	01-01-32	1,000,000	976,560

Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08-01-31	500,000	453,130

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	1,500,000	1,499,775

See notes to financial statements	Annual report | New York Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-36	$1,000,000	$1,121,110

Suffolk County Industrial Development Agency
Huntington Hospital Project, Series B	6.000	11-01-22	1,000,000	1,024,000

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to
Maturity, Series Y	6.125	01-01-21	1,500,000	2,013,795

Upper Mohawk Valley Regional Water
Finance Authority
Water Revenue (D)(Z)	Zero	04-01-22	2,230,000	1,647,591

Puerto Rico 9.9%				6,338,378

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	1,000,000	1,072,280

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07-01-37	500,000	501,345

Puerto Rico Public Building Authority
Lease Revenue, Series A (D)	6.250	07-01-12	1,110,000	1,115,028

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16) (Z)	Zero	08-01-32	2,000,000	2,052,980

Puerto Rico Sales Tax Financing Corp., Series C	5.000	08-01-35	1,000,000	1,059,730

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	500,000	537,015

Virgin Islands 1.8%				1,168,240

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,168,240

Guam 0.8%				536,455

Guam Government, Series A	5.750	12-01-34	500,000	536,455

			Par value	Value
Short-Term Investments 1.9%				$1,225,000

(Cost $1,225,000)

Repurchase Agreement 1.9%				1,225,000

Repurchase Agreement with State Street Corp. dated 5-31-12
at 0.010% to be repurchased at $1,225,000 on 6-1-12,
collateralized by $1,250,000 Federal Home Loan Bank,
0.280% due 8-2-13 (valued at $1,251,173 including interest)			$1,225,000	1,225,000

Total investments (Cost $57,401,666)† 99.2%				$63,763,759

Other assets and liabilities, net 0.8%				$498,848

Total net assets 100.0%				$64,262,607

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

14	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

ACA Financial Guaranty Corp.	4.5%
Ambac Financial Group, Inc.	4.3%
National Public Finance Guarantee Insurance Company	5.8%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $57,278,828. Net unrealized appreciation aggregated $6,484,931 of which $6,650,160 related to appreciated investment securities and $165,229 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 5-31-12:

General Obligation Bonds	4.4%
Revenue Bonds
Education	16.9%
Water & Sewer	11.5%
Development	9.2%
Health Care	8.1%
Utilities	7.9%
Airport	7.2%
Transportation	4.9%
Facilities	1.7%
Tobacco	1.5%
Pollution	1.3%
Other Revenue	22.7%
Short-Term Investments & Other	2.7%

See notes to financial statements	Annual report | New York Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $57,401,666)	$63,763,759
Cash	9,814
Receivable for fund shares sold	32,667
Interest receivable	769,089
Receivable from affiliates	5,543
Other receivables and prepaid expenses	10,602

Total assets	64,591,474

Liabilities

Payable for fund shares repurchased	250,162
Distributions payable	25,879
Payable to affiliates
Accounting and legal services fees	3,151
Transfer agent fees	3,575
Distribution and service fees	12,451
Trustees’ fees	3,762
Other liabilities and accrued expenses	29,887

Total liabilities	328,867

Net assets

Paid-in capital	$57,661,406
Undistributed net investment income	23,929
Accumulated net realized gain (loss) on investments	215,179
Net unrealized appreciation (depreciation) on investments	6,362,093

Net assets	$64,262,607

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($52,981,886 ÷ 4,132,571 shares)	$12.82
Class B ($2,146,264 ÷ 167,388 shares)[1]	$12.82
Class C ($9,134,457 ÷ 712,364 shares)[1]	$12.82

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$13.42

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	New York Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,037,556

Expenses

Investment management fees	313,023
Distribution and service fees	261,306
Accounting and legal services fees	12,867
Transfer agent fees	41,702
Trustees’ fees	4,309
State registration fees	9,408
Printing and postage	8,212
Professional fees	42,187
Custodian fees	11,883
Registration and filing fees	18,727
Other	14,376

Total expenses	738,000
Less expense reductions	(78,971)

Net expenses	659,029

Net investment income	2,378,527

Realized and unrealized gain (loss)

Net realized gain on Investments	142,970
Change in net unrealized appreciation (depreciation) of Investments	4,346,005

Net realized and unrealized gain	4,488,975

Increase in net assets from operations	$6,867,502

See notes to financial statements	Annual report | New York Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-12	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$2,378,527	$2,613,552
Net realized gain (loss)	142,970	(11,832)
Change in net unrealized appreciation (depreciation)	4,346,005	(1,584,978)

Increase in net assets resulting from operations	6,867,502	1,016,742

Distributions to shareholders
From net investment income
Class A	(2,034,067)	(2,160,862)
Class B	(67,551)	(87,536)
Class C	(264,603)	(281,845)
From net realized gain
Class A	(37,821)	—
Class B	(1,492)	—
Class C	(5,975)	—

Total distributions	(2,411,509)	(2,530,243)

From Fund share transactions	(204,711)	(2,867,247)

Total increase (decrease)	4,251,282	(4,380,748)

Net assets

Beginning of year	60,011,325	64,392,073

End of year	$64,262,607	$60,011,325

Undistributed net investment income	$23,929	$20,062

18	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$11.94	$12.20	$11.60	$11.96	$12.03	$12.40
Net investment income[2]	0.48	0.52	0.51	0.38	0.51	0.52
Net realized and unrealized gain (loss)
on investments	0.89	(0.28)	0.60	(0.36)	(0.07)	(0.37)
Total from investment operations	1.37	0.24	1.11	0.02	0.44	0.15
Less distributions
From net investment income	(0.48)	(0.50)	(0.51)	(0.38)	(0.51)	(0.52)
From net realized gain	(0.01)	—	—	—	—	—
Total distributions	(0.49)	(0.50)	(0.51)	(0.38)	(0.51)	(0.52)
Net asset value, end of period	$12.82	$11.94	$12.20	$11.60	$11.96	$12.03
Total return (%)[3]	11.71[4]	2.04[4]	9.71[4]	0.28[5]	3.73[4]	1.18[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$53	$50	$54	$46	$44	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.08	1.10	1.19[6,7]	1.04	1.03
Expenses net of fee waivers	0.93	0.96	1.10	1.19[6,7]	1.04	1.03
Net investment income	3.92	4.31	4.27	4.50[6]	4.28	4.22
Portfolio turnover (%)	16	9	7	22	25	17

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements	Annual report | New York Tax-Free Income Fund	19

CLASS B SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$11.94	$12.21	$11.60	$11.96	$12.03	$12.40
Net investment income[2]	0.39	0.43	0.42	0.32	0.43	0.43
Net realized and unrealized gain (loss)
on investments	0.89	(0.28)	0.61	(0.36)	(0.07)	(0.37)
Total from investment operations	1.28	0.15	1.03	(0.04)	0.36	0.06
Less distributions
From net investment income	(0.39)	(0.42)	(0.42)	(0.32)	(0.43)	(0.43)
From net realized gain	(0.01)	—	—	—	—	—
Total distributions	(0.40)	(0.42)	(0.42)	(0.32)	(0.43)	(0.43)
Net asset value, end of period	$12.82	$11.94	$12.21	$11.60	$11.96	$12.03
Total return (%)[3]	10.90[4]	1.25[4]	9.03[4]	(0.24)[5]	3.01[4]	0.48[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$3	$6	$8	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76	1.77	1.80	1.89[6,7]	1.74	1.73
Expenses net of fee waivers	1.66	1.66	1.80	1.89[6,7]	1.74	1.73
Net investment income	3.18	3.59	3.57	3.80[6]	3.57	3.52
Portfolio turnover (%)	16	9	7	22	25	17

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

CLASS C SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$11.94	$12.21	$11.60	$11.96	$12.03	$12.40
Net investment income[2]	0.39	0.43	0.43	0.32	0.43	0.43
Net realized and unrealized gain (loss)
on investments	0.89	(0.28)	0.60	(0.36)	(0.07)	(0.37)
Total from investment operations	1.28	0.15	1.03	(0.04)	0.36	0.06
Less distributions
From net investment income	(0.39)	(0.42)	(0.42)	(0.32)	(0.43)	(0.43)
From net realized gain	(0.01)	—	—	—	—	—
Total distributions	(0.40)	(0.42)	(0.42)	(0.32)	(0.43)	(0.43)
Net asset value, end of period	$12.82	$11.94	$12.21	$11.60	$11.96	$12.03
Total return (%)[3]	10.90[4]	1.25[4]	9.04[4]	(0.24)[5]	3.01[4]	0.48[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$8	$8	$6	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76	1.78	1.80	1.89[6,7]	1.74	1.73
Expenses net of fee waivers	1.66	1.66	1.80	1.89[6,7]	1.74	1.73
Net investment income	3.19	3.61	3.56	3.79[6]	3.57	3.51
Portfolio turnover (%)	16	9	7	22	25	17

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

20	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock New York Tax-Free Income Fund (the Fund) is a series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of May 31, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the

Annual report | New York Tax-Free Income Fund	21

over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended May 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

22	New York Tax-Free Income Fund | Annual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2012 and May 31, 2011 was as follows:

	MAY 31, 2012	MAY 31, 2011

Ordinary Income	$3,176	$156
Exempt Interest	$2,363,045	$2,530,087
Long-Term Capital Gain	$45,288	—

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2012, the components of distributable earnings on a tax basis included $52,289 of undistributed exempt interest and $92,341 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and accretion on debt securities.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain

Annual report | New York Tax-Free Income Fund	23

general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e) 0.300% of the Fund’s average daily net assets in excess of $1,250,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Prior to October 1, 2011, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.94%, 1.64%, and 1.64% for Class A, Class B and Class C shares, respectively. The fee waivers and/or expense reimbursements expired on September 30, 2011.

Accordingly, these expense reductions amounted to $3,048, $309 and $1,199 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2012.

The investment management fees incurred for the year ended May 31, 2012 were equivalent to a net effective rate of 0.49% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

24	New York Tax-Free Income Fund | Annual report

Effective August 1, 2011, the Distributor contractually agreed to limit distribution and service fees to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that is appropriate under the circumstances at the time.

Accordingly, these fee limitations amounted to $65,608, $1,783 and $7,024 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $114,415 for the year ended May 31, 2012. Of this amount, $16,020 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $91,475 was paid as sales commissions to broker-dealers and $6,920 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2012, CDSCs received by the Distributor amounted to $4,466 and $199 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$156,317	$34,714
Class B	21,355	1,423
Class C	83,634	5,565
Total	$261,306	$41,702

Annual report | New York Tax-Free Income Fund	25

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2012 and May 31, 2011 were as follows:

	Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	528,795	$6,514,026	488,751	$5,913,088
Distributions reinvested	137,351	1,698,349	128,442	1,540,904
Repurchased	(714,084)	(8,831,901)	(843,143)	(10,094,405)

Net decrease	(47,938)	($619,526)	(225,950)	($2,640,413)

Class B shares

Sold	40,733	$505,065	23,714	$283,835
Distributions reinvested	3,701	45,757	4,476	53,903
Repurchased	(56,644)	(699,651)	(92,142)	(1,107,950)

Net decrease	(12,210)	($148,829)	(63,952)	($770,212)

Class C shares

Sold	142,903	$1,774,380	162,028	$1,968,639
Distributions reinvested	16,233	201,053	13,153	157,706
Repurchased	(114,251)	(1,411,789)	(133,702)	(1,582,967)

Net increase	44,885	$563,644	41,479	$543,378

Net decrease	(15,263)	($204,711)	(248,423)	($2,867,247)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $9,940,390 and $9,558,867, respectively, for the year ended May 31, 2012.

26	New York Tax-Free Income Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Tax-Exempt Series Fund and
Shareholders of John Hancock New York Tax-Free Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the “Fund”) at May 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2012

Annual report | New York Tax-Free Income Fund	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2012.

99.87% of dividends from net investment income are exempt-interest dividends.

The Fund paid $45,288 in capital gain dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

28	New York Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	49

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	49

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	49

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	49

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	49

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | New York Tax-Free Income Fund	29

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	49

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	49

Director and Audit Committee Chairman (since May 2012) and Member of Finance and Audit
Committees of NCH Healthcare System, Inc. (since 2011) (holding company for multi-entity health care system); Director and Member of Finance Committee of The Moorings, Inc. (nonprofit continuing care community) (since May 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–
2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1985–1995); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1990–2000); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1997).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	49

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	49

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

30	New York Tax-Free Income Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | New York Tax-Free Income Fund	31

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010) and
(2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

32	New York Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | New York Tax-Free Income Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.	76A 5/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/12

John Hancock
MUTUAL FUNDS

John Hancock
Massachusetts Tax-Free Income Fund

Annual Report
5.31.12

A look at performance

Total returns for the period ended May 31, 2012

									Tax
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-12	5-31-12	5-31-12

Class A	6.61	4.27	4.58	6.61	23.24	56.55	2.27	2.12	3.69

Class B	5.85	4.15	4.48	5.85	22.56	55.06	1.63	1.53	2.65

Class C	9.85	4.49	4.33	9.85	24.57	52.86	1.63	1.53	2.65

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.85	1.60	1.60
Gross (%)	1.00	1.70	1.70

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Massachusetts Tax-Free Income Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B [3]	5-31-02	$15,506	$15,506	$16,922

Class C3	5-31-02	15,286	15,286	16,922

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax equivalent yield is based on the maximum federal income tax rate of 35% and state tax rate of 5.3%. Share classes will differ due to varying Fund expenses.

3 No contingent deferred sales charge is applicable.

Annual report | Massachusetts Tax-Free Income Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Many municipal bonds posted double-digit gains for the 12 months ended May 31, 2012. Municipal bonds rallied steadily throughout the reporting period thanks to favorable supply and demand dynamics in the municipal market. Demand for municipal bonds returned to its normal level after declining in late 2010 and early 2011, while modest new issuance and increased bond calls reduced the outstanding supply of municipal bonds. Another factor contributing to the strong performance of municipal bonds was lower volatility compared with other segments of the financial markets, which attracted investors amid uneven economic growth in the U.S. and sovereign debt problems in Europe. Long-term municipal bonds (more than 20 years) generated some of the best returns, while lower-rated municipal bonds generally outperformed higher-quality securities. The Commonwealth of Massachusetts has successfully kept its budget on track over the past several years, making both the spending cuts and tax increases necessary to prevent severe budget shortfalls. In addition, bipartisan tax revenue projections have not only prevented overly optimistic assumptions, but have also proven to be fairly accurate. Good fiscal management, combined with modestly improving tax revenues, has allowed Massachusetts to begin rebuilding its state reserve funds.

For the year ended May 31, 2012, John Hancock Massachusetts Tax-Free Income Fund’s Class A shares posted a total return of 11.67%, excluding sales charges. By comparison, Morningstar, Inc.’s muni Massachusetts fund category produced an average return of 11.04%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 10.40%.The Fund outpaced both the broad municipal bond index and its Morningstar peer group average. The Fund’s meaningful position in longer-term securities contributed to this outperformance. We focused the Fund’s new purchases on longer-term Massachusetts municipal bonds during the period, which paid off as long-term municipal bonds generated some of the best returns. The Fund also benefited from its holdings of Puerto Rico municipal bonds. The Fund’s Puerto Rico sales tax and transportation bonds fared the best during the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors. If the Fund invests heavily in any one state or region, performance could be disproportionately affected by factors particular to that state or region.

8	Massachusetts Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2011 with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,063.50	$4.44

Class B	1,000.00	1,059.60	8.29

Class C	1,000.00	1,059.60	8.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Massachusetts Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2011, with the same investment held until May 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,020.70	$4.34

Class B	1,000.00	1,017.00	8.12

Class C	1,000.00	1,017.00	8.12

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.86%, 1.61% and 1.61% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	Massachusetts Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings (23.7% of Net Assets on 5-31-12)[1,2]

Boston Housing Authority, 5.000%, 4-1-27	2.7%

Holyoke Gas & Electric Department, 5.000%, 12-1-31	2.7%

Massachusetts Water Resources Authority, 5.250%, 8-1-29	2.6%

Massachusetts State Department of Transportation, 5.000%, 1-1-37	2.6%

Massachusetts Bay Transportation Authority, 5.250%, 7-1-33	2.5%

Puerto Rico Sales Tax Financing Corp., Zero Coupon, 8-1-32	2.4%

Massachusetts Industrial Finance Agency, 6.750%, 12-1-20	2.2%

Commonwealth of Massachusetts, 5.500%, 12-1-24	2.1%

Massachusetts Bay Transportation Authority, 5.000%, 7-1-31	2.0%

Massachusetts Development Finance Agency, 5.000%, 12-15-24	1.9%

Sector Composition[1,3]

General Obligation Bonds	7.4%	Pollution	3.6%

Revenue Bonds		Utilities	2.7%

Water & Sewer	15.1%	Facilities	1.7%

Health Care	13.8%	Development	0.8%

Transportation	13.2%	Industrial Development	0.1%

Education	12.9%	Other Revenue	13.4%

Housing	8.4%	Short-Term Investments & Other	6.9%

Quality Composition[1,4]

AAA	10.1%

AA	34.1%

A	20.1%

BBB	22.1%

Not Rated	6.7%

Short-Term Investments & Other	6.9%

1 As a percentage of net assets on 5-31-12.

2 Cash and cash equivalents not included.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Massachusetts Tax-Free Income Fund	11

Fund’s investments

As of 5-31-12

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 93.1%				$119,171,824

(Cost $109,577,051)

Massachusetts 77.5%				99,213,212

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-27	$3,255,000	3,505,990

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-28	2,000,000	2,135,200

Boston Industrial Development
Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05-15-15	90,000	90,433

Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11-01-13	190,000	198,244

Commonwealth of Massachusetts
Public Improvements (D)	5.500	11-01-17	1,000,000	1,239,360

Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11-01-15	1,000,000	1,166,680

Commonwealth of Massachusetts
Series C (D)	5.500	12-01-24	2,000,000	2,661,540

Commonwealth of Massachusetts, Series E	5.000	11-01-25	1,000,000	1,269,440

Freetown Lakeville Regional School District	5.000	07-01-23	1,000,000	1,032,780

Holyoke Gas & Electric Department
Natural Gas Revenue, Series A (D)	5.000	12-01-31	3,410,000	3,490,135

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07-01-31	2,000,000	2,521,000

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,707,860

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	2,500,000	1,409,750

Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03-01-14	1,000,000	1,057,500

Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,240,750

Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10-01-40	1,000,000	1,072,820

Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12-01-30	450,000	485,784

Massachusetts Development Finance Agency
Combined Jewish Philanthropies, Series A	5.250	02-01-22	835,000	846,156

Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03-01-25	1,000,000	1,006,370

12	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03-01-26	$1,000,000	$1,035,660

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	2,000,000	2,048,180

Massachusetts Development Finance Agency
Draper Laboratory	5.875	09-01-30	2,000,000	2,315,500

Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01-01-40	2,000,000	2,066,160

Massachusetts Development Finance Agency
Harvard University Series B	5.000	10-15-40	1,190,000	1,370,713

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A–1	5.500	11-15-46	56,460	34,813

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A–1	6.250	11-15-39	1,057,748	780,851

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (Z)	Zero	11-15-56	280,825	1,449

Massachusetts Development Finance Agency
Massachusetts College of Pharmacy,
Series E (D)	5.000	07-01-37	1,000,000	1,053,550

Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07-01-38	2,000,000	2,084,380

Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,500,000	1,514,625

Massachusetts Development Finance Agency
Orchard Cove	5.250	10-01-26	1,000,000	978,260

Massachusetts Development Finance Agency
Partners HealthCare, Series L	5.000	07-01-36	1,000,000	1,105,170

Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12-15-24	2,320,000	2,388,997

Massachusetts Development Finance Agency
The Groves in Lincoln, Series A	7.750	06-01-39	700,000	525,497

Massachusetts Development Finance Agency,
Southeatern Massachusetts System,
Series A (D)	5.625	01-01-16	500,000	506,220

Massachusetts Health & Educational
Facilities Authority
Civic Investments, Prerefunded to 12-15-12,
Series B	9.200	12-15-31	2,000,000	2,134,700

Massachusetts Health & Educational
Facilities Authority
Emerson Hospital, Series E (D)	5.000	08-15-35	1,000,000	927,410

Massachusetts Health & Educational
Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07-01-18	1,000,000	1,002,530

Massachusetts Health & Educational
Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08-15-23	1,000,000	1,048,120

Massachusetts Health & Educational
Facilities Authority
Mass Eye & Ear Infirmary	5.375	07-01-35	2,000,000	2,109,100

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare System	5.000	07-01-22	1,000,000	1,175,890

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare, Series J1	5.000	07-01-34	$1,000,000	$1,090,080

Massachusetts Health & Educational
Facilities Authority
South Shore Hospital	5.750	07-01-29	365,000	365,423

Massachusetts Health & Educational
Facilities Authority
Springfield College	5.625	10-15-40	2,000,000	2,098,780

Massachusetts Health & Educational
Facilities Authority
Sterling & Francine Clark, Series A	5.000	07-01-36	1,000,000	1,052,690

Massachusetts Health & Educational
Facilities Authority
Suffolk University, Series A	6.250	07-01-30	1,000,000	1,150,190

Massachusetts Health & Educational
Facilities Authority
Tufts University	5.375	08-15-38	350,000	416,822

Massachusetts Health & Educational
Facilities Authority
Williams College, Series H	5.000	07-01-33	1,500,000	1,554,705

Massachusetts Health & Educational
Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06-01-30	1,000,000	1,127,770

Massachusetts Housing Finance Agency,
Series B	4.700	12-01-16	1,050,000	1,065,341

Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.750	12-01-20	2,780,000	2,783,864

Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.900	12-01-29	1,210,000	1,211,174

Massachusetts Industrial Finance Agency
Ogden Haverhill Project, Series A AMT	5.600	12-01-19	500,000	501,865

Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07-01-32	1,770,000	1,822,711

Massachusetts Port Authority
Conrac Project, Series A	5.125	07-01-41	500,000	546,855

Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09-01-16	1,000,000	1,002,510

Massachusetts School Building Authority
Senior, Series B	5.000	10-15-41	1,000,000	1,135,190

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,000,000	1,102,960

Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	Zero	05-01-19	1,000,000	855,690

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Escrowed to
Maturity, Series A (D)	5.125	01-01-23	445,000	555,418

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series B	5.000	01-01-37	3,000,000	3,274,380

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series C (D)(Z)	Zero	01-01-20	1,000,000	815,360

14	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Water Pollution
Abatement Trust
Government Fund/Grant Revenue	5.000	08-01-28	$1,000,000	$1,202,310

Massachusetts Water Pollution
Abatement Trust
Series 7	5.125	02-01-31	1,775,000	1,781,000

Massachusetts Water Pollution
Abatement Trust
Series 9	5.250	08-01-18	60,000	68,610

Massachusetts Water Pollution
Abatement Trust
Water Revenue, Series 13	5.000	08-01-28	1,000,000	1,136,540

Massachusetts Water Pollution
Abatement Trust
Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,173,100

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	1,600,000	1,790,832

Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08-01-39	1,000,000	1,106,990

Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08-01-29	2,500,000	3,277,975

Metropolitan Boston Transit Parking Corp.	5.000	07-01-41	2,000,000	2,160,500

University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05-01-39	1,500,000	1,640,010

Puerto Rico 13.9%				17,739,422

Commonwealth of Puerto Rico
Public Improvement, Series A	5.500	07-01-39	1,000,000	1,040,780

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	1,000,000	1,072,280

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07-01-24	1,750,000	2,071,178

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07-01-37	1,500,000	1,504,035

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Escrowed to
Maturity, Series Y	6.250	07-01-14	955,000	1,071,854

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07-01-14	45,000	49,013

Puerto Rico Highway &
Transportation Authority
Prerefunded, Series AA (D)	5.500	07-01-19	1,640,000	2,110,418

Puerto Rico Highway &
Transportation Authority
Prerefunded, Series H	5.450	07-01-35	715,000	718,117

Puerto Rico Highway &
Transportation Authority
Unrefunded, Series H	5.450	07-01-35	285,000	296,696

Puerto Rico Highway &
Transportation Authority
Unrefunded, Series AA (D)	5.500	07-01-19	360,000	413,201

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Puerto Rico (continued)

Puerto Rico Housing Finance Authority	5.125	12-01-27	$1,000,000	$1,091,440

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08-01-42	1,000,000	1,072,880

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16) (Z)	Zero	08-01-32	3,000,000	3,079,470

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	2,000,000	2,148,060

Virgin Islands 1.3%				1,682,735

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,168,240

Virgin Islands Public Finance Authority,
Series A–1	5.000	10-01-39	500,000	514,495

Guam 0.4%				536,455

Guam Government, Series A	5.750	12-01-34	500,000	536,455

			Par value	Value
Short-Term Investments 1.1%				$1,380,000

(Cost $1,380,000)

Repurchase Agreement 1.1%				1,380,000

Repurchase Agreement with State Street Corp. dated 5-31-12 at
0.010% to be repurchased at $1,380,000 on 6-1-12, collateralized by $1,410,000 Federal Home Loan Bank, 0.280% due 8-2-13
(valued at $1,411,323, including interest)			$1,380,000	1,380,000

Total investments (Cost $110,957,051)† 94.2%				$120,551,824

Other assets and liabilities, net 5.8%				$7,469,833

Total net assets 100.0%				$128,021,657

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	1.7%
Ambac Financial Group, Inc.	3.3%
Assured Guarantee Corp.	0.9%
Assured Guaranty Municipal Corp.	9.3%
Financial Guaranty Insurance Company	0.5%
National Public Finance Guarantee Insurance Company	10.2%
Radian Asset Assurance, Inc.	0.8%
XL Capital Assurance, Inc.	0.7%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $110,638,533. Net unrealized appreciation aggregated $9,913,291, of which $10,871,728 related to appreciated investment securities and $958,437 related to depreciated investment securities.

16	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

The Fund had the following sector composition as a percentage of total net assets on 5-31-12:

General Obligation Bonds	7.4%
Revenue Bonds
Water & Sewer	15.1%
Health Care	13.8%
Transportation	13.2%
Education	12.9%
Housing	8.4%
Pollution	3.6%
Utilities	2.7%
Facilities	1.7%
Development	0.8%
Industrial Development	0.1%
Other Revenue	13.4%
Short-Term Investments & Other	6.9%

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $110,957,051)	$120,551,824
Cash	4,119,272
Receivable for fund shares sold	1,733,055
Interest receivable	1,956,341
Receivable from affiliates	11,840
Other receivables and prepaid expenses	16,945

Total assets	128,389,277

Liabilities

Payable for fund shares repurchased	213,458
Distributions payable	82,250
Payable to affiliates
Accounting and legal services fees	6,159
Transfer agent fees	7,027
Distribution and service fees	26,481
Trustees’ fees	6,086
Other liabilities and accrued expenses	26,159

Total liabilities	367,620

Net assets

Paid-in capital	$118,010,399
Undistributed net investments income	97,967
Accumulated net realized gain (loss) on investments	318,518
Net unrealized appreciation (depreciation) on investments	9,594,773

Net assets	$128,021,657

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($105,270,787 ÷ 8,017,344 shares)	$13.13
Class B ($3,472,171 ÷ 264,482 shares)[1]	$13.13
Class C ($19,278,699 ÷ 1,468,269 shares)[1]	$13.13

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$13.75

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

18	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$5,558,329

Expenses

Investment management fees	592,773
Distribution and service fees	503,742
Accounting and legal services fees	25,107
Transfer agent fees	78,941
Trustees’ fees	8,543
State registration fees	17,838
Printing and postage	10,162
Professional fees	42,609
Custodian fees	20,059
Registration and filing fees	19,000
Other	14,321

Total expenses	1,333,095
Less expense reductions	(140,680)

Net expenses	1,192,415

Net investment income	4,365,914

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	30,787
Change in net unrealized appreciation (depreciation) of investments	8,465,998

Net realized and unrealized gain	8,496,785

Increase in net assets from operations	$12,862,699

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	19

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-12	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$4,365,914	$4,837,630
Net realized gain	30,787	494,247
Change in net unrealized appreciation (depreciation)	8,465,998	(4,078,824)

Increase in net assets resulting from operations	12,862,699	1,253,053

Distributions to shareholders
From net investment income
Class A	(3,695,861)	(4,035,324)
Class B	(102,377)	(145,125)
Class C	(542,889)	(631,053)
From net realized gain
Class A	(65,672)	(132,947)
Class B	(2,260)	(5,601)
Class C	(12,064)	(26,227)

Total distributions	(4,421,123)	(4,976,277)

From Fund share transactions	6,490,689	(12,583,533)

Total increase (decrease)	14,932,265	(16,306,757)

Net assets

Beginning of year	113,089,392	129,396,149

End of year	$128,021,657	$113,089,392

Undistributed net investment income	$97,967	$65,342

20	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$12.22	$12.53	$12.10	$12.28	$12.37	$12.64
Net investment income[2]	0.49	0.50	0.49	0.38	0.51	0.53
Net realized and unrealized gain (loss)
on investments	0.91	(0.30)	0.46	(0.17)	(0.08)	(0.27)
Total from investment operations	1.40	0.20	0.95	0.21	0.43	0.26
Less distributions
From net investment income	(0.48)	(0.49)	(0.49)	(0.39)	(0.50)	(0.52)
From net realized gain	(0.01)	(0.02)	(0.03)	—[3]	(0.02)	(0.01)
Total distributions	(0.49)	(0.51)	(0.52)	(0.39)	(0.52)	(0.53)
Net asset value, end of period	$13.13	$12.22	$12.53	$12.10	$12.28	$12.37
Total return (%)[4]	11.67[5]	1.67[5]	8.04[5]	1.84[6]	3.55[5]	2.02[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$105	$92	$105	$95	$97	$80
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.00	1.00	1.09[7,8]	0.98	0.98
Expenses net of fee waivers	0.87	0.95	1.00	1.09[7,8]	0.98	0.98
Expenses net of fee waivers and credits	0.87	0.95	1.00	1.09[7,8]	0.97	0.98
Net investment income	3.82	4.04	4.00	4.39[8]	4.08	4.16
Portfolio turnover (%)	11	17	10	17	22	25

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Annualized.

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	21

CLASS B SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$12.22	$12.53	$12.09	$12.28	$12.37	$12.64
Net investment income[2]	0.39	0.41	0.41	0.32	0.42	0.44
Net realized and unrealized gain (loss)
on investments	0.92	(0.29)	0.46	(0.19)	(0.08)	(0.27)
Total from investment operations	1.31	0.12	0.87	0.13	0.34	0.17
Less distributions
From net investment income	(0.39)	(0.41)	(0.40)	(0.32)	(0.41)	(0.43)
From net realized gain	(0.01)	(0.02)	(0.03)	—[3]	(0.02)	(0.01)
Total distributions	(0.40)	(0.43)	(0.43)	(0.32)	(0.43)	(0.44)
Net asset value, end of period	$13.13	$12.22	$12.53	$12.09	$12.28	$12.37
Total return (%)[4]	10.85[5]	0.96[5]	7.37[5]	1.22[6]	2.83[5]	1.31[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$5	$7	$10	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.70	1.70	1.79[7,8]	1.68	1.68
Expenses net of fee waivers	1.62	1.65	1.70	1.79[7,8]	1.68	1.68
Expenses net of fee waivers and credits	1.62	1.65	1.70	1.79[7,8]	1.67	1.68
Net investment income	3.08	3.33	3.29	3.69[8]	3.39	3.46
Portfolio turnover (%)	11	17	10	17	22	25

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Annualized.

CLASS C SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-091	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$12.22	$12.53	$12.10	$12.28	$12.37	$12.64
Net investment income2	0.39	0.41	0.41	0.32	0.42	0.44
Net realized and unrealized gain (loss)
on investments	0.92	(0.29)	0.45	(0.18)	(0.08)	(0.27)
Total from investment operations	1.31	0.12	0.86	0.14	0.34	0.17
Less distributions
From net investment income	(0.39)	(0.41)	(0.40)	(0.32)	(0.41)	(0.43)
From net realized gain	(0.01)	(0.02)	(0.03)	—3	(0.02)	(0.01)
Total distributions	(0.40)	(0.43)	(0.43)	(0.32)	(0.43)	(0.44)
Net asset value, end of period	$13.13	$12.22	$12.53	$12.10	$12.28	$12.37
Total return (%)4	10.855	0.965	7.295	1.316	2.835	1.315

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$17	$19	$14	$12	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.70	1.70	1.797,8	1.68	1.68
Expenses net of fee waivers	1.62	1.65	1.70	1.797,8	1.68	1.68
Expenses net of fee waivers and credits	1.62	1.65	1.70	1.797,8	1.67	1.68
Net investment income	3.07	3.34	3.30	3.678	3.38	3.46
Portfolio turnover (%)	11	17	10	17	22	25

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Annualized.

22	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Massachusetts Tax-Free Income Fund (the Fund) is a series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of May 31, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio

Annual report | Massachusetts Tax-Free Income Fund	23

securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended May 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

24	Massachusetts Tax-Free Income Fund | Annual report

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2012 and May 31, 2011 was as follows:

	MAY 31, 2012	MAY 31, 2011

Ordinary Income	$28,176	$39,789
Exempt Interest	$4,308,429	$4,771,713
Long-Term Capital Gain	$84,518	$164,775

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2012, the components of distributable earnings on a tax basis included $184,198 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable and accretion on debt securities.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Annual report | Massachusetts Tax-Free Income Fund	25

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e) 0.300% of the Fund’s average daily net assets in excess of $1,250,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Effective July 1, 2010, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.95%, 1.65% and 1.65% for Class A, Class B and Class C shares, respectively. Effective September 30, 2011, these fee waivers and/or expense reimbursements expired.

The investment management fees incurred for the year ended May 31, 2012 were equivalent to a net effective rate of 0.50% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended May 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

26	Massachusetts Tax-Free Income Fund | Annual report

Accordingly, these expense reductions amounted to $122,927, $2,797 and $14,956 for Class A, Class B, and Class C shares, respectively, for the year ended May 31, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $142,030 for the year ended May 31, 2012. Of this amount, $21,167 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $111,170 was paid as sales commissions to broker-dealers and $9,693 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSCs on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2012, CDSCs received by the Distributor amounted to $1,750 and $12 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$292,202	$64,863
Class B	33,513	2,231
Class C	178,027	11,847
Total	$503,742	$78,941

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Annual report | Massachusetts Tax-Free Income Fund	27

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2012 and 2011 were as follows:

	Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,097,597	$14,049,257	910,737	$11,317,354

Distributions reinvested	209,373	2,670,749	220,734	2,708,233
Repurchased	(839,299)	(10,657,208)	(1,997,898)	(24,236,994)

Net increase (decrease)	467,671	$6,062,798	(866,427)	($10,211,407)

Class B shares

Sold	34,239	$440,045	29,576	$366,589

Distributions reinvested	5,564	70,923	6,859	84,129
Repurchased	(53,032)	(670,986)	(177,947)	(2,181,221)

Net decrease	(13,229)	($160,018)	(141,512)	($1,730,503)

Class C shares

Sold	278,261	$3,553,172	288,638	$3,610,346
Distributions reinvested	34,021	433,893	34,930	427,901
Repurchased	(269,191)	(3,399,156)	(390,925)	(4,679,870)

Net increase (decrease)	43,091	$587,909	(67,357)	($641,623)

Net increase (decrease)	497,533	$6,490,689	(1,075,296)	($12,583,533)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $12,711,759 and $12,381,549, respectively, for the year ended May 31, 2012.

28	Massachusetts Tax-Free Income Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Tax-Exempt Series Fund and Shareholders of John Hancock Massachusetts Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Massachusetts Tax-Free Income Fund (the “Fund”) at May 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2012

Annual report | Massachusetts Tax-Free Income Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2012.

The Fund paid $84,518 in capital gain dividends.

99.25% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

30	Massachusetts Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	49

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	49

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	49

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	49

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	49

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | Massachusetts Tax-Free Income Fund	31

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	49

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	49

Director and Audit Committee Chairman (since May 2012) and Member of Finance and Audit
Committees of NCH Healthcare System, Inc. (since 2011) (holding company for multi-entity health care system); Director and Member of Finance Committee of The Moorings, Inc. (nonprofit continuing care community) (since May 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–
2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1985–1995); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1990–2000); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1997).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	49

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	49

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

32	Massachusetts Tax-Free Income Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | Massachusetts Tax-Free Income Fund	33

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010) and
(2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

34	Massachusetts Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Massachusetts Tax-Free Income Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.	77A 5/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/12

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective July 25, 2012, Gregory A. Russo is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

Prior to July 25, 2012, Stanley Martin was the audit committee financial expert and was “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2012 and 2011. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock Massachusetts Tax-Free Income Fund	$30,534	$25,867

John Hancock New York Tax-Free Income Fund	30,535	25,868

Total	$61,069	$51,735

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2012	May 31, 2011

John Hancock Massachusetts Tax-Free Income Fund	$783	$347

John Hancock New York Tax-Free Income Fund	783	347

Total	$1,566	$694

Amounts billed to control affiliates were $96,255 and $91,670 for the fiscal years ended May 31, 2012 and 2011, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2012 and 2011. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock Massachusetts Tax-Free Income Fund	$2,856	$2,720

John Hancock New York Tax-Free Income Fund	2,856	2,720

Total	$5,712	$5,440

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Fund	May 31, 2012	May 31, 2011

John Hancock Massachusetts Tax-Free Income Fund	$199	$182

John Hancock New York Tax-Free Income Fund	200	182

Total	$399	$364

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Trust	May 31, 2012	May 31, 2011

John Hancock Tax-Exempt Series Fund	$3,337,357	$1,914,584

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. Effective July 25, 2012, the members of the audit committee are as follows:

Gregory A. Russo - Chairman
Dr. John A. Moore
Steven R. Pruchansky

Prior to July 25, 2012, the members of the audit committee were as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	July 23, 2012